Commitments and Contingencies - Disputes regarding the law on the protection of competition - Additional information (Detail) ₺ in Thousands						1 Months Ended		12 Months Ended
	Feb. 27, 2026 TRY (₺)	Dec. 25, 2025 TRY (₺)	May 03, 2024 TRY (₺)	Feb. 27, 2024 TRY (₺)	Jun. 12, 2019 TRY (₺)	Apr. 30, 2022 TRY (₺)	Jun. 30, 2011 TRY (₺)	Dec. 31, 2025 TRY (₺) lawsuit	Dec. 31, 2023 TRY (₺)	Dec. 24, 2025 TRY (₺)	Dec. 31, 2024 TRY (₺)
Disputes regarding the law on the protection of competition
Disclosure of commitments and contingencies
Administrative fine imposed							₺ 91,942
Administrative fine deducted from the receivables						₺ 47,780
Administrative fine paid						₺ 44,162
Number of lawsuits | lawsuit								3
Amount claimed from company in lawsuit								₺ 112,084
Disputes regarding the law on the protection of competition - dispute one
Disclosure of commitments and contingencies
Amount claimed from company in lawsuit									₺ 110,484
Multiplication factor of loss amount claimed									3
Settlement amount paid			₺ 130,000
Settlement of corporate tax cost by the Company								₺ 32,380
Disputes regarding the law on the protection of competition - dispute two
Disclosure of commitments and contingencies
Amount claimed from company in lawsuit										₺ 299,715	₺ 500
Amount of damages awarded to the plaintiff		₺ 8,629
Disputes regarding the law on the protection of competition - dispute two | Legal settlement paid to Mobiltel
Disclosure of commitments and contingencies
Settlement amount paid	₺ 32,342
Disputes regarding the law on the protection of competition - dispute three
Disclosure of commitments and contingencies
Administrative fine imposed					₺ 91,942				₺ 61,294
Administrative fine paid									₺ 45,971
Disputes regarding the law on the protection of competition - investigation on gentleman's agreements for the labour market
Disclosure of commitments and contingencies
Administrative fine imposed				₺ 57,301